FAIR VALUE MEASUREMENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.
Private Placement Warrants
As a result of the SEC Statement, the Company reevaluated the accounting treatment of the Company’s Warrants issued in connection with the Business Combination. The Private Placement Warrants were restated and recorded at fair value as a liability in the Company’s consolidated balance sheet as at December 31, 2020. The fair value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes-Merton valuation model.
As of March 31, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding.

		March 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrant liabilities	Total liabilities	$—	$—	$22,390	$22,390
Total		$—	$—	$22,390	$22,390
The following table represents the change in the warrant liability (in thousands):

Level 3
December 31, 2020	$22,080
Additions	—
Changes in fair value	315
Exercised	(5)
March 31, 2021	$22,390

Contingent consideration related to acquisitions
The fair value of the contingent consideration for the Aimtell/PushPros/Aramis acquisition was determined using a Monte Carlo fair value analysis based on estimated performance and the probability of achieving certain targets. As certain inputs are not observable in the market, the contingent consideration is classified as a Level 3 instrument. Changes in fair value of contingent consideration are presented under Acquisition costs on the Income Statement.
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		March 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$5,307	$5,307
Total		$—	$—	$5,307	$5,307
The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2020	$—
Additions	4,925
Changes in fair value	382
Settlements	—
March 31, 2021	$5,307

NOTE 9. FAIR VALUE MEASUREMENTS (AS RESTATED)
The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The carrying amounts of our cash and cash equivalents, accounts receivable, income taxes receivable, accounts payable, accrued expenses and income taxes payable, which approximate fair value because of the short-term maturity of those instruments.
Private Placement Warrants - The Fair Value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes-Merton option pricing model. The significant assumptions were as follows:

December 31, 2020
Private Placement Warrants Fair Value Per Share	$5.52
Private Placement Warrant valuation inputs:
Stock price	$12.04
Strike price	$11.50
Remaining contractual term in years	4.54
Estimated volatility of Class A Common Stock	55.0%
Risk free interest rate	0.32%
As certain inputs are observable inputs other than quoted prices, the Private Placement Warrants was classified as a Level 3 instrument. As of December 31, 2020, the Company has approximately 4.0 million Private Placement Warrants outstanding.

		December 31, 2020
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrant liabilities	Total liabilities	$—	$—	$22,080	$22,080
Total		$—	$—	$22,080	$22,080

Level 3
December 31, 2019	$—
Additions	$13,240
Changes in fair value	$8,840
December 31, 2020	$22,080

Contingent consideration related to acquisitions
The fair value of the contingent consideration was determined using a Monte Carlo fair value analysis based on estimated performance and the probability of achieving certain targets. As certain inputs are not observable in the market, the contingent consideration is classified as a Level 3 instrument. During the year ended December 31, 2020, we paid this contingent consideration of $1.0 million. There is no contingent consideration payable at December 31, 2020.
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		December 31, 2019
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$1,000	$1,000
Total		$—	$—	$1,000	$1,000
The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2018	$10,073
Additions	—
Changes in fair value	13,841
Settlements	(22,914)
December 31, 2019	$1,000
Additions	—
Changes in fair value	—
Settlements	(1,000)
December 31, 2020	$—